Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies

28. COMMITMENTS AND CONTINGENCIES

The Group has future rental commitments related to its bandwidth leasing charges, office rental, fees for operating rights for licensed games in development, interest payment and certain other services as follows:

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for operating rights of licensed games in development (in thousands)	Others (in thousands)
2017	$4,662	$3,858	$1,271	$211
2018	245	2,898	348	—
2019 and thereafter	21	2,626	—	—

Total minimum payments required	$4,928	$9,382	$1,619	$211

Rental expenses, including bandwidth leasing charges and office rental, were approximately $48.4 million, $32.3 million, and $19.6 million, respectively, for the years ended December 31, 2014, 2015 and 2016 and were charged to the statement of comprehensive income as incurred.

The Group estimated future capital commitments related to expenditures for rights to titles and characters for games in development, operating rights of licensed games with technological feasibility and pre-film advertising slot rights to be as follows:

	Expenditures for rights to titles and characters for games in development (in thousands)	Expenditures for operating rights of licensed games with technological feasibility (in thousands)	Pre-film advertising slot rights (in thousands)
2017	$259	$4,178	$63,174
2018	1,197	15,122	46,971
2019 and thereafter	—	—	27,693

Total minimum payments required	$1,456	$19,300	$137,838

The Group did not have any other significant capital or other commitments or guarantees as of December 31, 2016.

The Group did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions as of December 31, 2016.

The Group is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the Group’s management, is likely to have a material adverse effect on the Group’s business, financial condition or results of operations.